Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations
Discontinued Operations

NOTE 17 — Discontinued Operations

On October 2, 2013, CTS completed the sale of its EMS business to Benchmark for approximately $75,000,000 in cash. Included were five manufacturing facilities (Moorpark, California; Londonderry, New Hampshire; Bangkok, Thailand; Matamoros, Mexico and San Jose, California) and approximately 1,000 employees.

The Condensed Statement of Earnings of the EMS discontinued operations is as follows:

	Year Ended
($ in thousands)	December 31, 2013	December 31, 2012

Net sales	$155,055	$272,437
Cost of goods sold	142,589	262,571
Insurance recovery for business interruption	—	(20,256)
Selling, general and administrative expenses	11,617	17,315
Insurance recovery for property damage	—	(1,769)
Restructuring and impairment charge	1,444	2,949

Operating (loss) earnings	(595)	11,627
Other expense (income), net	(345)	871

(Loss) earnings before income taxes	(940)	12,498
Income tax (benefit) expense	(162)	5,657

(Loss) earnings from discontinued operations	(778)	6,841
Loss on sale of EMS operations (net of tax of $3,923)	(5,148)	—

Net (loss) earnings from discontinued operations	$(5,926)	$6,841

The intangibles related to EMS were part of the sale to Benchmark. Of the net intangibles, excluding goodwill and in-process research and development at December 2012, $4,960,000 was related to EMS. Of the goodwill at December 31, 2012, $500,000 related to EMS. CTS recorded amortization expense in discontinued operations of $700,000 and $900,000, for the years ended December 31, 2013 and 2012.

Scotland EMS Manufacturing Facility Fire

During the second quarter of 2011, a fire occurred at CTS' Scotland EMS manufacturing facility. The fire damaged inventory and machinery and equipment. Property insurance coverage had substantially covered the costs of repairing and/or replacing the damaged inventory and machinery and equipment. Business interruption insurance had substantially covered the lost sales impact and related fixed costs in 2011.

In 2012, CTS recovered approximately $1,100,000 from CTS' insurance carriers and recorded a recovery of $900,000 in CTS' Consolidated Statements of Operations for the year ended December 31, 2012 for business interruption, after deducting $100,000 for certain expenses and relieving the insurance receivable of approximately $100,000 that was recorded at December 31, 2011. These recoveries reflect the final settlement with CTS' insurance carrier. As these amounts were directly related to the EMS segment, the Consolidated Statements of Operations amounts have been reported separately as discontinued operations.

Thailand EMS Manufacturing Facility Flood

During the fourth quarter of 2011, CTS' Thailand EMS manufacturing facility was flooded. The flood damaged inventory and fixed assets and the facility itself. Local property insurance covered the costs of repairing and/or replacing the damaged inventory and machinery and equipment. CTS also had business interruption insurance under these policies that covers the lost sales impact and fixed costs. The maximum amount covered under the local insurance policy was exceeded. CTS also has a secondary global insurance policy that covered costs not covered by the local policy for up to approximately $25,000,000 with a deductible of $250,000.

In 2012, CTS received cash of approximately $24,600,000 from CTS' insurance carriers. Included in this amount were approximately $21,500,000 for business interruption and the remaining $3,100,000 for reimbursement of costs related to property damage. Part of this cash received was to relieve the insurance receivable balance of $2,400,000 recorded at December 31, 2011.

CTS recorded a recovery of approximately $20,000,000 for business interruption and $1,800,000 for property damage in CTS' Consolidated Statements of Operations for the year ended December 31, 2012. These recoveries reflect the final settlement with CTS' insurance carrier. As these amounts were directly related to the EMS segment, the Consolidated Statements of Operations amounts have been reported separately as discontinued operations. In 2012, approximately $600,000 of this amount was recorded in continuing operations as insurance recovery.